CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Income from continuing operations	$ 72,790	$ 51,814
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	58,007	64,770
Incremental charges on biological assets related to the acquisition of Legacy Dole	0	34,944
Net (gain) on sale of assets and asset write-offs	(14,696)	(8,421)
Stock-based compensation expense	2,768	1,981
Equity method earnings	(6,166)	(3,728)
Amortization of debt discounts and debt issuance costs	3,186	2,953
Deferred tax (benefit)	(1,057)	(9,212)
Pension and other postretirement benefit plan expense (benefit)	3,091	(89)
Dividends received from equity method investments	5,105	4,484
Other	(2,150)	(5,310)
Changes in operating assets and liabilities:
Receivables, net of allowances	(22,828)	9,031
Inventories	55,755	(9,375)
Accrued and other current and long-term liabilities	(79,959)	(11,903)
Net cash provided by operating activities	73,846	121,939
Investing activities
Sales of assets	18,562	26,544
Capital expenditures	(41,005)	(39,418)
Acquisitions, net of cash acquired	(1,685)	(4,923)
Insurance proceeds	1,850	2,278
Purchases of investments	(1,150)	(414)
Sales (purchases) of unconsolidated affiliates	1,498	(348)
Other	8	4
Net cash used in investing activities	(21,922)	(16,277)
Financing activities
Proceeds from borrowings and overdrafts	869,701	683,340
Repayments on borrowings and overdrafts	(889,593)	(754,133)
Payment of debt issuance costs	0	(270)
Dividends paid to shareholders	(15,184)	(15,180)
Dividends paid to noncontrolling interests	(16,174)	(14,588)
Other noncontrolling interest activity, net	(480)	0
Payment of contingent consideration	(1,169)	(696)
Net cash used in financing activities	(52,899)	(101,527)
Effect of foreign exchange rate changes on cash	3,210	(15,906)
Increase (decrease) in cash and cash equivalents	2,235	(11,771)
Cash and cash equivalents at beginning of period	228,840	250,561
Cash and cash equivalents at end of period	$ 231,075	$ 238,790